Assets/Liabilities for Insurance Contracts - Assets Related to Insurance Contracts (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [abstract]
Premiums Receivable	$ 3,139,617	$ 2,804,458
Credits with Reinsurers	17,856	3,013
Fees Receivables	15,085	11,728
Others	44,959	26,639
Total	$ 3,217,517	$ 2,845,838